Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Future Minimum Lease Payments

Future minimum lease payments under these operating leases are as follows:

Amount
Year:
Remainder of 2012	$70,825
2013	256,950
2014	271,553
2015	277,587
2016	289,656
Remaining	301,725

Total minimum lease payments	$1,468,296

Future minimum lease payments under these operating leases are as follows:

Amount
Year:
2012	$178,247
2013	253,449
2014	271,553
2015	277,587
2016	289,656
Remaining	301,725

Total	$1,572,217